Share-based payments - Equity-settled programs (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-based payments
Total	€ (1,156)	€ (487)
LTIP Stock Options
Share-based payments
Total	(801)	(90)
RSU Supervisory board
Share-based payments
Total	(62)	(57)
Prior VSOP
Share-based payments
Total		(4)
LTIP RSUs
Share-based payments
Total	€ (293)	€ (336)